Employee benefits - Schedule Of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Short-term employee benefits	$ 187,202	$ 100,461	$ 70,555
Post-employment benefits	26,294	18,600	10,590
Share-based compensation	4,958	0	0
Total employee benefits	218,454	119,061	81,145
Executive Management Team (“EMT”) And Managing Directors
Disclosure of defined benefit plans [line items]
Short-term employee benefits	8,486	5,094	5,788
Post-employment benefits	996	525	351
Other long-term benefits	228	417	600
Share-based compensation	1,294	0	0
Total employee benefits	$ 11,004	$ 6,036	$ 6,739